Other Operating Income (Expense), Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income Expense Net [Abstract]
Extemporaneous credits	[1]	$ 10.8	$ 16.0	$ 8.4
Contractual fines revenue	[2]	10.3	16.8	17.3
Financial guarantee	[3]	9.6	8.5	(100.9)
Contractual fines	[4]	6.6	(7.7)	(11.5)
Aircraft maintenance and flights costs - fleet		(2.3)	(3.4)	(4.7)
Flight safety standards		(4.8)	(4.6)	(4.4)
Restructuring expenses	[5]	(6.4)	(117.3)
Provision for contingencies		(8.0)	(1.3)	0.6
Training and development		(10.0)	(10.9)	(10.8)
Accounts payable for penalties	[6]	(10.1)	(228.0)
Taxes on other outputs		(25.1)	(36.7)	(33.5)
Expenses system project		(27.7)	(16.4)	(9.5)
Corporate projects		(33.0)	(21.4)	(52.4)
Assets devaluation	[7]	(109.1)	(77.3)	(44.4)
Others		(3.3)	33.7	51.6
Other operating income (expense)		$ (202.5)	$ (450.0)	$ (194.2)

[1]	Refers to extemporaneus PIS and COFINS tax credits recognized whenever the Company has a legal and documentary basis for such credits;
[2]	Substantially fines charged to customers for cancellation of sales contracts, mainly in the executive segment, in accordance with the contract terms;
[3]	Refers to adjustment of the estimate for the provisions for financial guarantees in accordance with the progress of negotiations with the client Republic Airways Holding;
[4]	Refers to contractual penalties to be paid to customers and received from suppliers due to failure to comply with contractual conditions;
[5]	Refers to the provision for penalties recognized by the Company;
[6]	Refers to amounts resulting from the penalties imposed by the US authorities for the settlement of criminal and civil violations of the U.S. Foreign Corrupt Practices Act of 1977, as amended ("FCPA") , as well as by the Brazilian authorities for the settlement of non-compliance with certain laws, as described in Notes 21 and 26.2 .7.
[7]	Impairment of assets related to certain aircraft held in fixed assets and devaluation of the residual value related to assets attached to structured operations recorded in collateralized accounts receivable.